                                                  ------------------------------
                                                          OMB APPROVAL
                                                  ------------------------------
                                                      OMB Number: 3235-006



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                                                   hours per form . . . . .24.60
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                                                                    SEC USE ONLY


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended December 31st, 2002.
                                                     --------------------


                (Please read instructions before preparing form.)

If amended report check here: [ ]
Todd Investment Advisors,  Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

3160 National City Tower, 101 South Fifth Street,   Louisville,    KY      40202
--------------------------------------------------------------------------------
Business Address                (Street)              (City)     (State)   (Zip)
Bosworth M. Todd          (502) 585-3121          Chairman
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION


                 INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                    CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(a).


      The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Louisville and State of Kentucky on the 27th day of January , 2003 .


                                     TODD INVESTMENT ADVISORS,  INC.
                                     --------------------------------
                                      (Name of Institutional Investment Manager)


                                         Bosworth M. Todd
                                    ---------------------------------
                                     (Manual Signature of Person Duly Authorized
                                           to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.

Name:                      13f file No.:       Name:             13f file No.:
-----                      -------------       -----             -------------
1.  Todd Investment                            6.
    Advisors, Inc.            28-834

2.                                             7.


3.                                             8.


4.                                             9.


5.                                             10.

FORM 13F SUMMARY PAGE


REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:                                             0
FORM 13F INFORMATION TABLE ENTRY TOTAL:                                      128
FORM 13F INFORMATION TABLE VALUE TOTAL:                                  1680433


LIST OF OTHER INCLUDED MANAGERS:
NO.                                  13F FILE NUMBER                        NAME

                                                         FORM 13F                                               (SEC USE ONLY)

                                Name of Reporting Manager      Todd Investment Advisors
                  --------------------------------------------------------------------------------
                                                                     Item 6:                                     Item 8:
                                                               Investment Discretion                      Voting Authority ( Shares)
                Item 2:             Item 4:   Item 5:   -------------------------------               ------------------------------
                 Title   Item 3:     Fair    Shares of           (b) Shared-               Item 7:
Item 1:           of     CUSIP      Market   Principal            As Defined  (c) Shared-  Managers
Name of Issuer   Class   Number      Value     Amount   (a) Sole  in Inst. V      Other    See Inst.V (a) Sole  (b) Shared  (c) None
3M CO                    88579Y101   1281       10,392                                                  6000                   4392
ABBOTT LABS              002824100   1032       25,790                                                  5890                  19900
AEGON N V                007924103    215       16,793                                                     0                  16793
AGILENT
TECHNOLOGIES
INC                      00846U101   4910      273,411                                                     0                 273411
AMERICAN
EXPRESS CO               025816109    552       15,604                                                 15604                      0
AMERICAN
INTL GROUP
INC                      026874107   9422      162,867                                                 12751                 150116
ANHEUSER BUSCH
 COS INC                 035229103  10154      209,795                                                193520                  16275
APPLIED MATLS
INC                      038222105   8439      647,624                                                323064                 324560
ARCHSTONE
SMITH TR                 039583109   4426      188,030                                                171480                  16550
AUTOMATIC DATA
PROCESSIN                053015103   4316      109,950                                                  5900                 104050
AVON PRODS INC           054303102    620       11,500                                                  1500                  10000
BANK OF
AMERICA CORP             060505104  83043    1,193,668                                                311943                 881725
BANK ONE CORP            06423A103   1240       33,935                                                 21462                  12473
BAXTER INTL
INC                      071813109    218        7,800                                                  1200                   6600
BELLSOUTH CORP           079860102    911       35,208                                                  4790                  30418
BEST BUY INC             086516101  18486      765,470                                                351320                 414150
BLOCK H & R
INC                      93671105   35016      871,050                                                256220                 614830
BOEING CO               097023105     571       17,300                                                 17300                      0
                                   184852


                                                         FORM 13F                                               (SEC USE ONLY)

                                Name of Reporting Manager      Todd Investment Advisors
                  --------------------------------------------------------------------------------
                                                                     Item 6:                                     Item 8:
                                                               Investment Discretion                      Voting Authority ( Shares)
               Item 2:              Item 4:   Item 5:   -------------------------------               ------------------------------
                Title   Item 3:      Fair    Shares of           (b) Shared-               Item 7:
Item 1:          of     CUSIP       Market   Principal            As Defined  (c) Shared-  Managers
Name of Issuer  Class   Number       Value     Amount   (a) Sole  in Inst. V      Other    See Inst.V (a) Sole  (b) Shared  (c) None
BOURBON
BANCSHARES
INC                     10180P105     208        8,400                                                   8400                     0
BP PLC                  055622104   31905      784,875                                                 366919                417956
BRISTOL
MYERS SQUIBB
CO                      110122108   18953      818,721                                                 270532                548189
BROWN FORMAN
CL B                    115637209     438        6,700                                                   1000                  5700
BURLINGTON
RES INC                 122014103     854       20,014                                                  20014                     0
CARDINAL
HEALTH INC              14149Y108   24709      417,459                                                 193732                223727
CHEVRONTEXACO
CORP                    166764100   21190      318,739                                                 117719                201020
CINCINNATI
FINL CORP               172062101     349        9,300                                                    200                  9100
CISCO SYS INC           17275R102   24038    1,834,954                                                 726229               1108725
CITIGROUP INC           172967101   37744    1,072,574                                                 314018                758556
COCA COLA CO            191216100    8467      193,134                                                  25418                167716
COLGATE
PALMOLIVE               194162103     283        5,400                                                      0                  5400
COMPUTER
ASSOC INTL
INC                     204912109    4533      335,750                                                      0                335750
COMPUTER
SCIENCES CORP           205363104   22911      665,045                                                 170070                494975
CONCORD EFS
INC                     206197105   25698    1,632,625                                                 490685               1141940
CONOCO
PHILLIPS                20825C104   42908      886,705                                                 240756                645949
CONSECO INC             208464107       0       10,000                                                      0                 10000
DEL MONTE
FOODS CO                24522P103     993      129,003                                                   1098                127905
                                   266181

                                                         FORM 13F                                               (SEC USE ONLY)

                                Name of Reporting Manager      Todd Investment Advisors
                  --------------------------------------------------------------------------------
                                                                     Item 6:                                     Item 8:
                                                               Investment Discretion                     Voting Authority (Shares)
               Item 2:              Item 4:   Item 5:   -------------------------------               ------------------------------
                Title   Item 3:      Fair    Shares of           (b) Shared-               Item 7:
Item 1:          of     CUSIP       Market   Principal            As Defined  (c) Shared-  Managers
Name of Issuer  Class   Number       Value     Amount   (a) Sole  in Inst. V      Other    See Inst.V (a) Sole  (b) Shared  (c) None
DELTA AIR
LINES INC DEL           247361108    3469      286,690                                                  20190                266500
DISNEY WALT
CO                      254687106     739       45,304                                                  32204                 13100
DOMINION RES
INC VA NEW              25746U109   33892      617,343                                                 167053                450290
DOVER CORP              260003108     394       13,500                                                   4000                  9500
DOW CHEM CO             260543103   17467      588,104                                                 256627                331477
DU PONT E
I DE NEMOURS
&                       263534109     727       17,142                                                  13200                  3942
DUKE ENERGY
CORP                    264399106   28047    1,435,358                                                 463760                971598
DUKE REALTY
CORP                    264411505    3356      131,870                                                 111020                 20850
EMERSON ELEC
CO                      291011104   30884      607,360                                                 165615                441745
ENGELHARD
CORP                    292845104    6797      304,100                                                  30500                273600
EQUITY OFFICE
PROPERTIES              294741103    5001      200,215                                                 180809                 19406
EQUITY
RESIDENTIAL             29476L107    2509      102,095                                                  88865                 13230
EXXON MOBIL
CORP                    30231G102   27807      795,860                                                  44234                751626
FEDERAL HOME
LN MTG CORP             313400301     269        4,555                                                   1705                  2850
FEDERAL NATL
MTG ASSN                313586109   32460      504,580                                                 183630                320950
FEDERAL
REALTY INVT
TR                      313747206    4640      165,000                                                      0                165000
FIRST
INDUSTRIAL
REALTY                  32054K103    4006      143,055                                                 125605                 17450
FLEETBOSTON
FINL CORP               339030108   21336      878,033                                                 361953                516080
                                   223800

                                                         FORM 13F                                               (SEC USE ONLY)

                                Name of Reporting Manager      Todd Investment Advisors
                  --------------------------------------------------------------------------------
                                                                     Item 6:                                     Item 8:
                                                               Investment Discretion                      Voting Authority ( Shares)
               Item 2:              Item 4:   Item 5:   -------------------------------               ------------------------------
                Title   Item 3:      Fair    Shares of           (b) Shared-               Item 7:
Item 1:          of     CUSIP       Market   Principal            As Defined  (c) Shared-  Managers
Name of Issuer  Class   Number       Value     Amount   (a) Sole  in Inst. V      Other    See Inst.V (a) Sole  (b) Shared  (c) None
FLEXTRONICS
INTL LTD                Y2573F102    2209      269,703                                                 247065                 22638
FORD MTR
CO DEL                  345370860    5086      546,874                                                 123318                423556
GANNETT INC             364730101   15150      211,000                                                      0                211000
GENERAL ELEC
CO                      369604103   49334    2,026,032                                                 622455               1403577
HEINZ H J CO            423074103    9495      288,860                                                   2460                286400
HEWLETT
PACKARD CO              428236103    8193      471,957                                                  34032                437925
HOME DEPOT
INC                     437076102   20499      853,419                                                 285769                567650
HONDA MOTOR
LTD                     438128308    3553      196,715                                                 192915                  3800
HONEYWELL
INTL INC                438516106    1131       47,130                                                  30600                 16530
HOUSEHOLD
INTL INC                441815107    8690      312,480                                                  60280                252200
INTEL CORP              458140100   17679    1,135,434                                                 151059                984375
INTERNATIONAL
BUSINESS M               459200101   1195       15,416                                                   7400                  8016
INTL PAPER CO            460146103   5430      155,264                                                    264                155000
J P MORGAN
CHASE & CO               46625H100    390       16,240                                                   8540                  7700
JEFFERSON
PILOT CORP               475070108   7830      205,465                                                  52565                152900
JOHNSON &
JOHNSON                  478160104  21182      394,384                                                  18540                375844
KERR MCGEE
CORP                     492386107  19100      431,162                                                 110012                321150
KEYCORP NEW              493267108    226        9,000                                                      0                  9000
                                   196372

                                                         FORM 13F                                               (SEC USE ONLY)

                                Name of Reporting Manager      Todd Investment Advisors
                  --------------------------------------------------------------------------------
                                                                     Item 6:                                     Item 8:
                                                               Investment Discretion                      Voting Authority ( Shares)
                  Item 2:           Item 4:   Item 5:   -------------------------------               ------------------------------
                   Title   Item 3:   Fair    Shares of           (b) Shared-               Item 7:
Item 1:             of     CUSIP    Market   Principal            As Defined  (c) Shared-  Managers
Name of Issuer     Class   Number    Value     Amount   (a) Sole  in Inst. V      Other    See Inst.V (a) Sole  (b) Shared  (c) None
KEYSPAN CORP             49337W100  20941      594,234                                                 175864                418370
KIMBERLY
CLARK CORP               494368103  56011    1,179,924                                                 330334                849590
LEXMARK INTL
CL A                     529771107    896       14,815                                                  14815                     0
LILLY ELI &
CO                       532457108    819       12,900                                                   8750                  4150
LUCENT
TECHNOLOGIES
INC                      549463107     16       12,506                                                    506                 12000
MACK CALI
RLTY CORP                554489104   2349       77,515                                                  74665                  2850
MARSH &
MCLENNAN
COS INC                  571748102    393        8,500                                                    500                  8000
MBIA INC                 55262C100   7119      162,311                                                  28049                134262
MBNA CORP                55262L100  42782    2,249,300                                                 632680               1616620
MCDONALDS
CORP                     580135101  11435      711,111                                                 210031                501080
MCKESSON CORP            58155Q103  14764      546,190                                                 245660                300530
MELLON FINL
CORP                     58551A108    446       17,076                                                   1000                 16076
MERCK & CO
INC                      589331107  41978      741,525                                                 248282                493243
MGIC INVT
CORP WIS                 552848103  17732      429,345                                                 210655                218690
MICROSOFT
CORP                     594918104  70163    1,357,117                                                 430137                926980
NATIONAL CITY
CORP                     635405103   1962       71,798                                                   6700                 65098
NORFOLK
SOUTHERN CORP            655844108    267       13,358                                                   3775                  9583
ORACLE CORP              68389X105   2930      271,305                                                 257750                 13555
                                   293003

                                                         FORM 13F                                               (SEC USE ONLY)

                                Name of Reporting Manager      Todd Investment Advisors
                  --------------------------------------------------------------------------------
                                                                     Item 6:                                     Item 8:
                                                               Investment Discretion                      Voting Authority ( Shares)
                  Item 2:           Item 4:   Item 5:   -------------------------------               ------------------------------
                   Title   Item 3:   Fair    Shares of           (b) Shared-               Item 7:
Item 1:             of     CUSIP    Market   Principal            As Defined  (c) Shared-  Managers
Name of Issuer     Class   Number    Value     Amount   (a) Sole  in Inst. V      Other    See Inst.V (a) Sole  (b) Shared  (c) None
PEPSICO INC              713448108    534       12,640                                                  12340                   300
PFIZER INC               717081103  28162      921,218                                                 259538                661680
PHILIP MORRIS
COS INC                  718154107  28354      699,587                                                 171897                527690
PNC FINL SVCS
GROUP INC                693475105   6382      152,314                                                 141425                 10889
PROCTER &
GAMBLE CO                742718109   1886       21,948                                                   8300                 13648
RAYTHEON CO              755111507   8004      260,300                                                   3600                256700
REGIONS FINL
CORP                     758940100  14626      438,430                                                   1430                437000
REYNOLDS R J
TOB HLDGS I              76182K105    547       13,000                                                  13000                     0
ROYAL DUTCH
PETE CO                  780257804   5998      136,264                                                   1300                134964
S Y BANCORP
INC                      785060104    613       16,529                                                      0                 16529
SAFEWAY INC              786514208  17283      739,860                                                 284695                455165
SARA LEE CORP            803111103    943       41,890                                                   9720                 32170
SBC
COMMUNICATIONS
INC                      78387G103  40710    1,501,666                                                 441201               1060465

SCHERING
PLOUGH CORP              806605101    636       28,640                                                   5940                 22700
SCHLUMBERGER
LTD                      806857108   4940      117,370                                                  15370                102000
SIMON PPTY
GROUP INC NEW            828806109   2817       82,680                                                  70430                 12250
SOUTHERN CO              842587107    295       10,400                                                   1600                  8800
SPRINT CORP              852061100    861       59,450                                                  51494                  7956
                                   163591

                                                         FORM 13F                                               (SEC USE ONLY)

                                Name of Reporting Manager      Todd Investment Advisors
                  --------------------------------------------------------------------------------
                                                                     Item 6:                                     Item 8:
                                                               Investment Discretion                      Voting Authority ( Shares)
                  Item 2:           Item 4:   Item 5:   -------------------------------               ------------------------------
                   Title   Item 3:   Fair    Shares of           (b) Shared-               Item 7:
Item 1:             of     CUSIP    Market   Principal            As Defined  (c) Shared-  Managers
Name of Issuer     Class   Number    Value     Amount   (a) Sole  in Inst. V      Other    See Inst.V (a) Sole  (b) Shared  (c) None
STATE STR CORP           857477103    390       10,000                                                      0                 10000
SUNGARD DATA
SYS INC                  867363103  20349      863,700                                                 247800                615900
TARGET CORP              87612E106  53726    1,790,875                                                 503895               1286980
TECO ENERGY
INC                      872375100  10203      659,547                                                 237462                422085
TEE COMM
ELECTRS INC              87900H100      0       10,000                                                      0                 10000
UNION PAC CORP          907818108   13550      226,319                                                  94329                131990
UNITED
TECHNOLOGIES
CORP                    913017109   54898      886,303                                                 251653                634650
UNITEDHEALTH
GROUP INC               91324P102   37659      451,000                                                   1000                450000
UNOCAL CORP             915289102   17121      559,885                                                 171235                388650
US BANCORP DEL          902973304     775       36,518                                                  23400                 13118
UST INC                 902911106    1270       37,986                                                  19986                 18000
VERIZON
COMMUNICATIONS          92343V104   54698    1,411,563                                                 359412               1052151
WACHOVIA CORP
2ND NEW                 929903102   33346      915,100                                                 120170                794930
WAL MART
STORES INC              931142103    1202       23,795                                                  12595                 11200
WALGREEN CO             931422109     541       18,550                                                   4890                 13660
WASHINGTON
MUT INC                 939322103    1970       57,050                                                  55450                  1600
WELLPOINT
HEALTH NETWORK          94973H108   16373      230,089                                                 213119                 16970
WELLS FARGO
 & CO NEW               949746101   33485      714,430                                                 219040                495390
                                   351556

                                                         FORM 13F                                               (SEC USE ONLY)

                                Name of Reporting Manager      Todd Investment Advisors
                  --------------------------------------------------------------------------------
                                                                     Item 6:                                     Item 8:
                                                               Investment Discretion                      Voting Authority ( Shares)
                  Item 2:          Item 4:    Item 5:   -------------------------------               ------------------------------
                   Title   Item 3:   Fair    Shares of           (b) Shared-               Item 7:
Item 1:           of      CUSIP    Market   Principal            As Defined  (c) Shared-  Managers
Name of Issuer   Class   Number    Value     Amount   (a) Sole  in Inst. V      Other    See Inst.V (a) Sole  (b) Shared  (c) None
WYETH                   983024100     519       13,880                                                   2300                 11580
XCEL ENERGY INC         98389B100     559       50,800                                                  50800                     0
                                     1078

COMPANY TOTAL                     1680433